Taxation - Disclosure of deferred tax in the income statement and the balance sheet by category of temporary difference (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credit for the year in the income statement	$ (6,304)	$ (1,284)	$ 1,149
Balance sheet
Deferred tax liability	6,831	9,750
Deferred tax asset	(7,744)	(4,560)
Deferred tax liability (asset)	(913)	5,190	6,106	$ 5,190	$ 6,031
Before Offset Amount
Balance sheet
Deferred tax liability	19,677	26,442
Deferred tax asset	(20,590)	(21,252)
Before Offset Amount | Temporary Differences, Deferred Tax Liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credit for the year in the income statement	(7,225)	(1,279)	(1,325)
Before Offset Amount | Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credit for the year in the income statement	(7,295)	(1,436)	(1,297)
Balance sheet
Deferred tax liability	15,361	22,627
Before Offset Amount | Pension plan surpluses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credit for the year in the income statement	69	(31)	65
Balance sheet
Deferred tax liability	2,691	2,290
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credit for the year in the income statement	33	29	(36)
Balance sheet
Deferred tax liability	63	29
Before Offset Amount | Other taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credit for the year in the income statement	(32)	159	(57)
Balance sheet
Deferred tax liability	1,562	1,496
Before Offset Amount | Temporary Differences, Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credit for the year in the income statement	921	(5)	2,474
Before Offset Amount | Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credit for the year in the income statement	(849)	0	0
Balance sheet
Deferred tax asset	(849)	0
Before Offset Amount | Lease Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credit for the year in the income statement	286	264	8
Balance sheet
Deferred tax asset	(1,122)	(1,380)
Before Offset Amount | Pension plan and other post-retirement benefit plan deficits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credit for the year in the income statement	2	62	(6)
Balance sheet
Deferred tax asset	(1,548)	(1,367)
Before Offset Amount | Decommissioning, environmental and other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credit for the year in the income statement	438	(472)	1,505
Balance sheet
Deferred tax asset	(7,155)	(7,579)
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credit for the year in the income statement	0	63	(31)
Balance sheet
Deferred tax asset	(25)	(24)
Before Offset Amount | Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credit for the year in the income statement	310	(336)	123
Balance sheet
Deferred tax asset	(3,652)	(3,964)
Before Offset Amount | Loss carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credit for the year in the income statement	543	12	559
Balance sheet
Deferred tax asset	(5,319)	(5,834)
Before Offset Amount | Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credit for the year in the income statement	191	402	$ 316
Balance sheet
Deferred tax asset	(920)	(1,104)
Gulf of Mexico Oil Spill
Balance sheet
Deferred tax asset	$ (5,471)	$ (5,526)